Taxation - Income tax expense - Total income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Reconciliation of accounting and taxable income
Deferred tax	€ (75,067)	€ (140,095)		€ (15,138)
Current tax	306,257	183,444		105,249
Income tax expense	€ 231,190	€ 43,349	[1]	€ 90,111	[1]

[1]	Restated figures (Note 2.d)